LEASES - Summary of Carrying Amounts of Group's Right-of-use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Right Of Use Asset [Roll Forward]
Right of use asset, beginning balance			$ 1,465	$ 1,799
Additions as a part business combinations			743	0
Amortization of right-of-use assets	$ (101)	$ (93)	(203)	(167)
Translation differences			(109)	(20)
Right of use asset, ending balance	1,896	1,612	1,896	1,612
Lease Liability [Roll Forward]
Lease liability, beginning balance			1,679	1,975
Additions as a part business combinations			743	0
Interest expense	45	48	95	97
Payments	(124)	(96)	(260)	(191)
Translation differences			(135)	(70)
Lease liability, ending balance	$ 2,122	$ 1,811	$ 2,122	$ 1,811